Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Equity
Share capital, par value (in dollars per share)	$ 0.05	$ 0.05
Share capital, shares outstanding (in shares)	144,272,697	142,197,697